General Company Information (Details) $ in Millions	Feb. 05, 2021 USD ($)	Jan. 04, 2021 kr / shares
Stock Split | Ordinary shares
General Company Information
Share split ratio		2
Bonus issue share ratio		17
Nominal value per share prior to stock split | kr / shares		kr 2
Nominal value per share | kr / shares		kr 1
IPO
General Company Information
Gross proceeds | $	$ 30.0
Net proceeds | $	$ 27.9